Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) Integer Segment	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Restricted cash	$ 10,163,000				$ 14,836,000	$ 10,163,000		$ 9,936,000	$ 14,836,000
Indefinite-lived IPR&D							$ 107,800,000	$ 107,800,000
Operating segments						3		3
Goodwill impairment		$ 82,714,000	$ 0	$ 29,633,000	3,610,000		112,347,000	$ 112,347,000	3,610,000
Accounts receivable	$ 6,059,000				1,789,000	$ 6,059,000		5,837,000	1,789,000
Marketing and advertising expenses								44,000	163,000
Grant monies								0	0
Instrument-specific credit risk income							2,541,000	146,000	20,000
Accumulated other comprehensive income							155,000	$ 155,000	11,000
Tax authority percentage								50.00%
Business segments | Integer						3		3
Instrument-specific credit risk income								$ 2,000
Income (loss) from allocated to warrants						$ 0	$ 0
Change In Accounting Principle Accounting Standards Update Adopted	true					true
Accounting Standards Update [Extensible Enumeration]						Accounting Standards Update [Extensible Enumeration]
Change In Accounting Principle Accounting Standards Update Adoption Date	Jan. 01, 2023					Jan. 01, 2023
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true					true
One Customer [Member]
Product Information [Line Items]
Accounts receivable					1,762,000			$ 2,349,000	$ 1,762,000
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage								23.00%
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage								14.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage								18.00%	38.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage									11.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage						33.00%		63.00%	33.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage								13.00%	37.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage		15.00%				15.00%	21.00%
Minimum [Member]
Product Information [Line Items]
Contracted storage periods								18 years
Pay over time for a period								1 month
Minimum [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage	10.00%
Minimum [Member] | Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration percentage						10.00%		10.00%
Maximum [Member]
Product Information [Line Items]
Contracted storage periods								25 years
Pay over time for a period								24 months
Biovance 3L [Member]
Product Information [Line Items]
Accounts receivable					$ 0			$ 3,270,000	$ 0
Cell Therapy [Member]
Product Information [Line Items]
Goodwill impairment								$ 112,347,000
Degenerative Disease [Member]
Product Information [Line Items]
Goodwill impairment									$ 3,610,000